Jun. 17, 2016
LN | Strategic Advisers Core Multi-Manager Fund
Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus
As Revised
October 14, 2015

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)A	0.60%	0.60%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.54%	0.54%
Total annual operating expenses	1.14%	1.39%
Fee waiver and/or expense reimbursementA	0.24%	0.24%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%	1.15%

A Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.90% for Class L and 1.15% for Class N. These arrangements will remain in effect through July 31, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

	Class L	Class N
1 year	$ 92	$ 117
3 years	$ 309	$ 387
5 years	$ 576	$ 709
10 years	$ 1,338	$ 1,622